Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans

Note 4 – Loans

The following table provides the balance of loans by portfolio segment as of December 31, 2012 and 2011:

(Dollars in thousands)	2012	2011
Commercial:
Commercial, financial, and industrial	$8,796,956	$8,014,927
Commercial real estate
Income CRE	1,109,930	1,257,497
Residential CRE	58,305	120,913
Retail:
Consumer real estate	5,286,279	5,291,364
Permanent mortgage	752,412	787,597
Credit card & other	289,105	284,051
Restricted real estate loans and secured borrowings (a)	415,595	640,778
Loans, net of unearned income	$16,708,582	$16,397,127
Allowance for loan losses	276,963	384,351
Total net loans	$16,431,619	$16,012,776

  Balances as of December 31, 2012 and 2011,include $402.4 million and $600.2 million of consumer real estate loans and $13.2 million and $40.6 million of permanent mortgage loans, respectively.

Components of the Loan Portfolio

For purposes of this disclosure, the loan portfolio was disaggregated into segments and then further disaggregated into classes for certain disclosures. A portfolio segment is defined as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. A class is generally determined based on the initial measurement attribute (i.e., amortized cost or purchased credit impaired), risk characteristics of the loan, and an entity's method for monitoring and assessing credit risk. Commercial loan portfolio segments include commercial, financial, and industrial (“C&I”) and commercial real estate (“CRE”). Commercial classes within C&I include general C&I, loans to mortgage companies, and the trust preferred loans (“TRUPs”)(i.e., loans to bank and insurance-related businesses) portfolio. Loans to mortgage companies includes commercial lines of credit to qualified mortgage companies exclusively for the temporary warehousing of eligible mortgage loans prior to the borrower's sale of those mortgage loans to third party investors. Commercial classes within commercial real estate include income CRE and residential CRE. Retail loan portfolio segments include consumer real estate, permanent mortgage, and the credit card and other portfolio. Retail classes include HELOC and real estate (“R/E”) installment loans within the consumer real estate segment, permanent mortgage (which is both a segment and a class), and credit card and other. Restricted real estate loans and secured borrowings include residential real estate loans in both consolidated and nonconsolidated variable interest entities. Restricted real estate loans relate to consolidated securitization trusts and are discussed in Note 24 – Variable Interest Entities. Other real estate loans secure borrowings related to nonconsolidated VIEs and remain on FHN's balance sheet as the securitizations do not qualify for sale treatment.

Concentrations

FHN has a concentration of loans secured by residential real estate (39 percent of total loans), the majority of which is in the consumer real estate portfolio (32 percent of total loans). FHN had loans to mortgage companies totaling $1.8 billion (21 percent of the C&I portfolio, or 11 percent of total loans) as of December 31, 2012. Additionally, FHN had a sizeable portfolio of bank-related loans (including TRUPs) totaling $.6 billion (6 percent of the C&I portfolio, or 3 percent of total loans).

Restrictions

On December 31, 2012, $5.0 billion of commercial loans were pledged to secure potential discount window borrowings from the Federal Reserve Bank. Additionally, as of December 31, 2012, FHN pledged all of its held-to-maturity first and second lien mortgages and HELOCs, excluding restricted real estate loans and secured borrowings, to secure potential borrowings from the FHLB-Cincinnati. Loans included in the restricted and secured borrowings line secure borrowings associated with both consolidated and nonconsolidated VIEs. See Note 24 – Variable Interest Entities for additional discussion.

Regulatory Focus on Consumer Loan Accounting and Reporting

In first quarter 2012, the Office of the Comptroller of Currency ("OCC") issued interagency guidance related to ALLL estimation and nonaccrual practices and risk management policies related to junior lien loans. As a result, FHN modified its nonaccrual policies to place current second liens on nonaccrual if the first lien is owned or serviced by FHN and that first lien is 90 or more days past due. Additionally, FHN enhanced its ALLL methodology to qualitatively  estimate probable incurred losses for all current second liens in the home equity portfolio that are behind first liens with performance issues. During 2012 and continuing into early 2013, FHN has been and is continuing to evaluate data on first liens provided by third parties, including vendors, to determine if it may be reasonably relied upon in order to predict performance of the associated second liens. FHN is working to have a vendor selected in the first half of 2013. Therefore, methodologies, policies, and practices related to the ALLL and/or nonaccrual accounting and reporting may be revised in the future to incorporate usage of such data if deemed predictive of loan performance. It is possible that if FHN determines that third party data may reasonably be relied upon, future additions to NPLs may be material.

Additionally, in third quarter 2012, the OCC clarified that residential real estate loans in which personal liability has been discharged through bankruptcy and not reaffirmed by the borrower are collateral dependent and should be reported as nonaccruing TDRs. As a result, FHN charged-down such loans to the net realizable value of the collateral and the remaining balances were reported as nonaccruing TDRs regardless of the loan's delinquency status.  As of December 31, 2012, approximately 80 percent of these loans that were reported as nonperforming were current. Incremental provision expense associated with this change was approximately $23 million and the related net charge-offs were approximately $33 million in 2012. The incremental impacts to nonperforming loan and TDR levels cannot be directly linked as certain of the discharged bankruptcies in which charge-offs were recognized were either already reported as nonaccrual loans or TDRs, neither, or both in prior periods for other reasons.

Because of the composition of FHN's residential real estate portfolios, these changes most significantly impacted the consumer real estate portfolio segment.

Loan Sales

In third quarter 2011, FHN executed bulk sales of certain consumer and commercial loans, a significant majority of which were nonperforming. The largest transaction was a sale of permanent mortgages with an unpaid principal balance of approximately $188 million, or $126 million after consideration of partial charge-offs and LOCOM adjustments previously taken on the loans. FHN recognized a loss on sale of $29.8 million which is recognized within the loan loss provision and $40.2 million of net charge-offs associated with this sale. FHN also sold nonperforming commercial loans with unpaid principal balance ("UPB") of approximately $32 million and $23 million after consideration of amounts already charged off. FHN recognized a loss which is reflected in the loan loss provision of $6.0 million and $7.3 million of net charge-offs related to this commercial loan bulk sale.

Allowance for Loan Losses

The ALLL includes the following components: reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous retail loans, both determined in accordance with ASC 450-20-50. The reserve factors applied to these pools are an estimate of probable incurred losses based on management's evaluation of historical net losses from loans with similar characteristics and are subject to qualitative adjustments by management to reflect current events, trends, and conditions (including economic considerations and trends). The slow economic recovery, weak housing market, elevated unemployment levels, regulatory guidance, and both positive and negative portfolio segment-specific trends, are examples of additional factors considered by management in determining the ALLL. Also included are reserves, determined in accordance with the ASC 310-10-35, for loans determined by management to be individually impaired.

Commercial

For commercial loans, reserves are established using historical net loss factors by grade level, loan product, and business segment. An assessment of the quality of individual commercial loans is made utilizing credit grades assigned internally based on a dual grading system which estimates both the probability of default (“PD”) and loss severity in the event of default. PD grades range from 1-16 while estimated loss severities, or loss given default (“LGD”) grades, range from 1-12. This credit grading system is intended to identify and measure the credit quality of the loan portfolio by analyzing the migration of loans between grading categories. It is also integral to the estimation methodology utilized in determining the allowance for loan losses since an allowance is established for pools of commercial loans based on the credit grade assigned. The appropriate relationship team performs the process of categorizing commercial loans into the appropriate credit grades, initially as a component of the approval of the loan, and subsequently throughout the life of the loan as part of the servicing regimen. The proper loan grade for larger exposures is confirmed by a senior credit officer in the approval process. To determine the most appropriate credit grade for each loan, the credit risk grading system employs scorecards for particular categories of loans that consist of a number of objective and subjective measures that are weighted in a manner that produces a rank ordering of risk within pass-graded credits. Loan grading discipline is regularly reviewed by Credit Risk Assurance to determine if the process continues to result in accurate loan grading across the portfolio. FHN may utilize availability of guarantors/sponsors to support lending decisions during the credit underwriting process and when determining the assignment of internal loan grades.

Retail

The ALLL for smaller-balance homogenous retail loans is determined based on pools of similar loan types that have similar credit risk characteristics. FHN manages retail loan credit risk on a class basis. Reserves by portfolio are determined using segmented roll-rate models that incorporate various factors including historical delinquency trends, experienced loss frequencies, and experienced loss severities. Generally, reserves for retail loans reflect inherent losses in the portfolio that are expected to be recognized over the following twelve months.

Individually Impaired

Generally, classified nonaccrual commercial loans over $1 million and all commercial and consumer loans classified TDRs are deemed to be impaired and are individually assessed for impairment measurement in accordance with ASC 310-10-35. For all commercial portfolio segments, commercial TDRs and other individually impaired commercial loans are measured based on the present value of expected future payments discounted at the loan's effective interest rate (“the DCF method”), observable market prices, or for loans that are solely dependent on the collateral for repayment, the net realizable value. For loans measured using the DCF method or by observable market prices, if the recorded investment in the impaired loan exceeds this amount, a specific allowance is established as a component of the ALLL until such time as a loss is expected and recognized; however, for impaired collateral-dependent loans, including discharged bankruptcies, FHN will charge off the full difference between the book value and the best estimate of net realizable value.

Generally, the allowance for TDRs in all consumer portfolio segments is determined by estimating the expected future cash flows using the modified interest rate (if an interest rate concession), incorporating payoff and net charge-off rates specific to the TDRs within the portfolio segment being assessed, and discounted using the pre-modification interest rate. The discount rates of variable rate TDRs are adjusted to reflect changes in the interest rate index in which the rates are tied. The discounted cash flows are then compared to the outstanding principal balance in order to determine required reserves. Residential real estate loans discharged through bankruptcy are collateral-dependent and are charged down to net realizable value.

In 2011, FHN estimated TDR reserves for the permanent mortgage portfolio segment by using roll-rate models that estimated reserves for the permanent mortgage portfolio both with and without TDRs. Additionally, a qualitative factor representing the incremental inherent loss for such TDRs was applied to estimate the total required reserves for permanent mortgage TDRs. In first quarter 2012, FHN began utilizing a DCF model for estimating such reserves consistent with all other retail portfolio segments.

The following table provides a rollforward of the allowance for loan losses by portfolio segment for 2012, 2011 and 2010:
		Commercial	Consumer	Permanent	Credit Card
(Dollars in thousands)	C&I	Real Estate	Real Estate	Mortgage	and Other	Total
Balance as of January 1, 2010	$276,648	$205,725	$215,088	$123,896	$75,557	$896,914
Adjustment due to amendments of ASC 810	-	-	16,106	8,472	-	24,578
Charge-offs	(97,272)	(127,323)	(233,269)	(71,113)	(47,564)	(576,541)
Recoveries	11,630	13,030	16,300	1,658	7,230	49,848
Provision	48,463	63,653	178,125	2,096	(22,337)	270,000
Balance as of December 31, 2010 (a) (b)	239,469	155,085	192,350	65,009	12,886	664,799
Allowance - individually evaluated for impairment	61,327	17,395	19,691	16,678	267	115,358
Allowance - collectively evaluated for impairment	178,142	137,690	172,659	48,331	12,619	549,441
Loans, net of unearned as of December 31, 2010:
Individually evaluated for impairment	208,077	242,143	67,350	99,190	764	617,524
Collectively evaluated for impairment	7,130,078	1,428,381	6,252,062	1,043,367	311,160	16,165,048
Total loans, net of unearned (a) (b)	7,338,155	1,670,524	6,319,412	1,142,557	311,924	16,782,572
Balance as of January 1, 2011	239,469	155,085	192,350	65,009	12,886	664,799
Charge-offs (c)	(76,728)	(41,147)	(164,922)	(75,218)	(19,253)	(377,268)
Recoveries	16,562	11,047	16,019	5,375	3,817	52,820
Provision	(48,890)	(69,399)	121,630	31,028	9,631	44,000
Balance as of December 31, 2011 (a) (b)	130,413	55,586	165,077	26,194	7,081	384,351
Allowance - individually evaluated for impairment	28,973	8,214	44,606	6,015	333	88,141
Allowance - collectively evaluated for impairment	101,440	47,372	120,471	20,179	6,748	296,210
Loans, net of unearned as of December 31, 2011:
Individually evaluated for impairment	164,217	115,319	112,231	80,960	1,117	473,844
Collectively evaluated for impairment	7,850,710	1,263,091	5,779,315	747,233	282,934	15,923,283
Total loans, net of unearned (a) (b)	8,014,927	1,378,410	5,891,546	828,193	284,051	16,397,127
Balance as of January 1, 2012	130,413	55,586	165,077	26,194	7,081	384,351
Charge-offs (d)	(30,887)	(19,977)	(147,918)	(13,604)	(12,624)	(225,010)
Recoveries	11,151	4,475	17,770	3,024	3,202	39,622
Provision (e)	(14,486)	(20,087)	94,020	9,314	9,239	78,000
Balance as of December 31, 2012 (a) (b)	96,191	19,997	128,949	24,928	6,898	276,963
Allowance - individually evaluated for impairment	17,799	156	35,289	21,713	203	75,160
Allowance - collectively evaluated for impairment	78,392	19,841	93,660	3,215	6,695	201,803
Loans, net of unearned as of December 31, 2012:
Individually evaluated for impairment	123,636	49,517	160,000	135,307	818	469,278
Collectively evaluated for impairment	8,673,320	1,118,718	5,528,703	630,276	288,287	16,239,304
Total loans, net of unearned (a) (b)	$8,796,956	$1,168,235	$5,688,703	$765,583	$289,105	$16,708,582
Certain previously reported amounts have been reclassified to agree with current presentation.

  Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
  Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
  2011 includes $40.2 million of charge-offs associated with loan sales, a majority of which were nonperforming permanent mortgages.
  2012 includes approximately $33 million of charge-offs associated with discharged bankruptcies, largely included in the consumer real estate portfolio segment.
  2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.

Impaired Loans

The following tables provide information at December 31, 2012 and 2011, by class related to individually impaired loans and consumer TDR's. Recorded investment is defined as the amount of the investment in a loan, before valuation allowance but which does reflect any direct write-down of the investment. For purposes of this disclosure, LOCOM has been excluded.

	2012
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$60,313	$78,287	$-	$63,145	$669
TRUPs	24,000	24,000	-	43,848	-
Income CRE	33,800	45,876	-	52,812	324
Residential CRE	14,639	22,045	-	21,502	268
Total	$132,752	$170,208	$0	$181,307	$1,261
Retail:
HELOC (a)	$20,338	$37,884	$-	$4,214	$-
R/E installment loans (a)	10,322	12,917	-	2,401	-
Permanent mortgage (a)	11,616	11,616	-	3,148	-
Total	$42,276	$62,417	$0	$9,763	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$10,301	$10,301	$1,991	$16,182	$100
TRUPs	33,700	33,700	15,808	33,700	-
Income CRE	1,078	1,078	156	1,699	54
Residential CRE	0	0	0	11,873	-
Total	$45,079	$45,079	$17,955	$63,454	$154
Retail:
HELOC	$59,650	$59,650	$15,372	$55,348	$1,597
R/E installment loans	69,690	69,690	19,917	67,409	1,136
Permanent mortgage	123,691	123,691	21,713	108,942	2,818
Credit card & other	818	818	203	960	32
Total	$253,849	$253,849	$57,205	$232,659	$5,583
Total commercial	$177,831	$215,287	$17,955	$244,761	$1,415
Total retail	$296,125	$316,266	$57,205	$242,422	$5,583
Total impaired loans	$473,956	$531,553	$75,160	$487,183	$6,998

  All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

	2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$74,981	$95,468	$-	$58,423	$1,099
TRUPs	47,000	47,000	-	37,500	-
Income CRE	67,653	122,183	-	87,771	821
Residential CRE	24,290	40,546	-	41,846	507
Total	$213,924	$305,197	$-	$225,540	$2,427
Impaired loans with related allowance recorded:
Commercial:
General C&I	$14,444	$20,778	$5,148	$63,992	$210
TRUPs	33,700	33,700	23,825	31,850	-
Income CRE	2,222	2,222	243	18,381	41
Residential CRE	21,153	21,153	7,971	30,733	-
Total	$71,519	$77,853	$37,187	$144,956	$251
Retail:
HELOC	$49,919	$49,919	$21,548	$37,647	$891
R/E installment loans	62,312	62,312	23,058	53,356	860
Permanent mortgage	80,960	80,960	6,015	88,863	2,066
Credit card & other	1,117	1,117	333	941	48
Total	$194,308	$194,308	$50,954	$180,807	$3,865
Total commercial	$285,443	$383,050	$37,187	$370,496	$2,678
Total retail	$194,308	$194,308	$50,954	$180,807	$3,865
Total impaired loans	$479,751	$577,358	$88,141	$551,303	$6,543

Certain previously reported amounts have been reclassified to agree with current presentation.

Asset Quality Indicators

As previously discussed, FHN employs a dual grade commercial risk grading methodology to assign an estimate for PD and the LGD for each commercial loan, factors specific to various industry, portfolio, or product segments that result in a rank ordering of risk and the assignment of grades PD 1 to PD 16. Each PD grade corresponds to an estimated one-year default probability percentage; a PD 1 has the lowest expected default probability, and probabilities increase as grades progress down the scale. PD 1 through PD 12 are “pass” grades. PD grades 13-16 correspond to the regulatory-defined categories of special mention (13), substandard (14), doubtful (15), and loss (16). Pass loan grades are required to be reassessed no less frequently than annually or whenever there has been a material change in the financial condition of the borrower or risk characteristics of the relationship. All commercial loans over $1 million and certain commercial loans over $500,000 that are graded 13 or worse are reassessed on a quarterly basis. LGD grades are assigned based on a scale of 1-12 and represent FHN's expected recovery based on collateral type in the event a loan defaults.

The following tables provide the balances of commercial loan portfolio classes with associated allowance, disaggregated by PD grade as of December 31, 2012 and 2011:
	December 31, 2012
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percentage	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	of Total	Losses
PD Grade:
1	$223,753	$-	$-	$-	$-	$223,753	2%	$68
2	138,496	-	-	2,538	-	141,034	1	94
3	182,611	-	-	6,300	-	188,911	2	113
4	272,054	-	-	5,640	21	277,715	3	325
5	636,316	-	-	51,342	329	687,987	7	1,712
6	904,504	135,403	-	172,890	6,348	1,219,145	12	3,736
7	1,033,442	500,936	-	162,352	2,069	1,698,799	17	4,379
8	1,022,304	720,352	-	178,995	192	1,921,843	20	7,899
9	586,753	386,751	-	154,323	814	1,128,641	11	10,231
10	479,752	80,543	-	116,512	1,529	678,336	7	8,938
11	468,761	-	-	58,432	1,558	528,751	5	10,457
12	168,556	-	-	21,674	190	190,420	2	3,337
13	124,950	-	338,177	50,353	13,147	526,627	5	9,814
14,15,16	248,026	362	20,518	93,701	17,469	380,076	4	37,130
Collectively evaluated for impairment	6,490,278	1,824,347	358,695	1,075,052	43,666	9,792,038	98	98,233
Individually evaluated for impairment	70,614	-	53,022	34,878	14,639	173,153	2	17,955
Total commercial loans	$6,560,892	$1,824,347	$411,717	$1,109,930	$58,305	$9,965,191	100%	$116,188

	December 31, 2011
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percent of	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	Total	Losses
PD Grade:
1	$171,599	$-	$0	$-	$-	$171,599	2%	$17
2	155,954	-	0	2,620	-	158,574	2	37
3	161,802	-	0	19,487	-	181,289	2	143
4	220,874	-	0	6,796	95	227,765	2	507
5	384,731	-	0	25,383	120	410,234	4	1,290
6	892,790	156,599	0	115,155	4,175	1,168,719	12	5,388
7	892,122	663,592	0	174,938	5,707	1,736,359	19	9,394
8	978,387	391,075	0	144,159	862	1,514,483	16	14,506
9	634,339	155,152	0	152,338	2,830	944,659	10	14,599
10	476,705	27,282	0	108,205	1,284	613,476	7	10,925
11	432,244	-	0	122,898	1,614	556,756	6	13,763
12	157,120	-	-	15,012	4,370	176,502	2	5,330
13	264,109	-	334,099	75,226	7,437	680,871	7	15,331
14,15,16	295,563	491	4,081	225,405	46,975	572,515	6	57,582
Collectively evaluated for impairment	6,118,339	1,394,191	338,180	1,187,622	75,469	9,113,801	97	148,812
Individually evaluated for impairment	89,424	0	74,793	69,875	45,444	279,536	3	37,187
Total commercial loans	$6,207,763	$1,394,191	$412,973	$1,257,497	$120,913	$9,393,337	100%	$185,999
Certain previously reported amounts have been reclassified to agree with current presentation.

  Balances as of December 31, 2012 and 2011, presented net of $34.2 million in LOCOM. Based on the underlying structure of the notes, the highest possible internal grade is "13".

The retail portfolio is comprised primarily of smaller-balance loans which are very similar in nature in that most are standard products and are backed by residential real estate. Because of the similarities of retail loan-types, FHN is able to utilize the Fair Isaac Corporation (“FICO”) score, among other attributes, to assess the quality of consumer borrowers. FICO scores are refreshed on a quarterly basis in an attempt to reflect the recent risk profile of the borrowers. Accruing delinquency amounts are indicators of asset quality within the credit card and other retail portfolio.

The following tables reflect period-end balances and average FICO scores by origination vintage for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2012 and 2011:

HELOC
(Dollars in thousands)	December 31, 2012			December 31, 2011
		Average	Average		Average	Average
	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance (a)	FICO	FICO	Balance (a)	FICO	FICO
pre-2003	$121,429	716	708	$182,448	723	719
2003	224,840	733	724	273,277	733	726
2004	492,482	727	718	588,016	728	720
2005	616,956	734	719	731,689	734	722
2006	455,425	741	727	543,944	741	726
2007	480,057	745	728	565,192	746	732
2008	259,298	755	748	293,168	755	749
2009	142,069	752	747	179,120	754	755
2010	141,286	754	751	174,151	755	757
2011	137,966	760	758	159,030	760	758
2012	154,883	761	759	N/A	N/A	N/A
Total	$3,226,691	741	730	$3,690,035	740	731

(a)        Balances as of December 31, 2012 and 2011 include $402.4 million and $600.2 million of restricted loan and secured borrowing balances, respectively.

R/E Installment Loans	December 31, 2012			December 31, 2011
(Dollars in thousands)		Average	Average		Average	Average
	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2003	$36,982	686	684	$56,306	689	687
2003	111,571	720	728	162,598	722	732
2004	72,280	705	705	97,313	710	708
2005	209,290	718	712	271,551	720	714
2006	224,722	718	704	295,365	721	706
2007	317,846	727	711	415,471	730	714
2008	113,279	727	722	152,820	734	729
2009	59,800	746	743	93,583	751	751
2010	153,172	746	753	195,772	747	753
2011	409,574	760	762	460,732	760	759
2012	753,496	764	761	N/A	N/A	N/A
Total	$2,462,012	743	738	$2,201,511	734	729

Permanent Mortgage	December 31, 2012			December 31, 2011
(Dollars in thousands)		Average	Average		Average	Average
	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance (a)	FICO	FICO	Balance (a)	FICO	FICO
pre-2004 (b)	$200,999	725	728	$166,104	726	739
2004	29,948	714	691	32,350	719	690
2005	49,055	740	713	60,966	740	733
2006	92,863	733	713	112,158	735	710
2007	267,367	734	711	306,776	734	706
2008	125,351	741	712	149,839	742	718
Total	$765,583	732	711	$828,193	734	717

Certain previously reported amounts have been reclassified to agree with current presentations.

  Balances as of December 31, 2012 and 2011 include $13.2 million and $40.6 million of restricted loans and secured borrowing balances, respectively.
  Increase in 2012 balance within the 2003 vintage reflected the impact of clean-up calls exercised by FHN during 2012.

The following table reflects accruing delinquency amounts for the credit card and other portfolio classes as of December 31:

	Credit Card		Other
(Dollars in thousands)	2012	2011	2012	2011
Accruing delinquent balances:
30-89 days past due	$1,731	$1,868	$626	$405
90+ days past due	1,707	1,422	126	80
Total	$3,438	$3,290	$752	$485

Nonaccrual and Past Due Loans

The following table reflects accruing and non-accruing loans by class on December 31, 2012:

	Accruing				Non-Accruing
		30-89	90 +			30-89	90 +	Total
		Days Past	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$6,473,770	$17,484	$422	$6,491,676	$28,553	$3,631	$37,032	$69,216	$6,560,892
Loans to mortgage companies	1,822,471	1,514	-	1,823,985	-	-	362	362	1,824,347
TRUPs (a)	358,695	-	-	358,695	-	-	53,022	53,022	411,717
Total commercial C&I	8,654,936	18,998	422	8,674,356	28,553	3,631	90,416	122,600	8,796,956
Commercial real estate:
Income CRE	1,072,436	4,535	-	1,076,971	8,336	920	23,703	32,959	1,109,930
Residential CRE	45,694	-	-	45,694	1,531	-	11,080	12,611	58,305
Total
commercial real estate	1,118,130	4,535	-	1,122,665	9,867	920	34,783	45,570	1,168,235
Consumer real estate:
HELOC (b)	3,137,361	29,704	21,446	3,188,511	25,254	2,263	10,663	38,180	3,226,691
R/E installment loans	2,409,336	17,454	8,957	2,435,747	17,272	2,394	6,599	26,265	2,462,012
Total consumer real estate	5,546,697	47,158	30,403	5,624,258	42,526	4,657	17,262	64,445	5,688,703
Permanent mortgage (b)	715,425	7,845	9,592	732,862	11,426	2,542	18,753	32,721	765,583
Credit card & other
Credit card	179,171	1,731	1,707	182,609	-	-	-	-	182,609
Other	104,046	626	126	104,798	1,698	-	-	1,698	106,496
Total credit card & other	283,217	2,357	1,833	287,407	1,698	-	-	1,698	289,105
Total loans, net of unearned (c)	$16,318,405	$80,893	$42,250	$16,441,548	$94,070	$11,750	$161,214	$267,034	$16,708,582

  Total TRUPs includes LOCOM valuation allowance of $34.2 million.
  Includes restricted real estate loans and secured borrowings.
  The non-accruing balance as of December 31, 2012 includes $30.7 million of HELOC and R/E installment nonperforming loans, and $11.6 million of permanent mortgage nonperforming loans related to discharged bankruptcies. Approximately 80 percent of these nonperforming loans are current.

The following table reflects accruing and non-accruing loans by class on December 31, 2011:
	Accruing				Non-Accruing
		30-89 Days	90 + Days	Total		30-89 Days	90 + Days	Total Non-
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Total Loans
Commercial (C&I) :
General C&I	$6,109,008	$11,576	$234	$6,120,818	$42,396	$12,938	$31,611	$86,945	$6,207,763
Loans to mortgage companies	1,393,660	40	0	1,393,700	0	-	491	491	1,394,191
TRUPs (a)	338,180	0	0	338,180	0	-	74,793	74,793	412,973
Total commercial C&I	7,840,848	11,616	234	7,852,698	42,396	12,938	106,895	162,229	8,014,927
Commercial real estate:
Income CRE	1,178,708	9,610	0	1,188,318	20,272	2,125	46,782	69,179	1,257,497
Residential CRE	74,252	875	0	75,127	25,149	7,359	13,278	45,786	120,913
Total commercial real estate	1,252,960	10,485	0	1,263,445	45,421	9,484	60,060	114,965	1,378,410
Consumer real estate:
HELOC (b)	3,598,926	44,728	25,978	3,669,632	10,446	1,079	8,878	20,403	3,690,035
R/E installment loans	2,145,181	26,310	11,647	2,183,138	11,781	1,358	5,234	18,373	2,201,511
Total consumer real estate	5,744,107	71,038	37,625	5,852,770	22,227	2,437	14,112	38,776	5,891,546
Permanent mortgage (b)	764,388	15,401	12,415	792,204	15,066	342	20,581	35,989	828,193
Credit card & other
Credit card	188,702	1,868	1,422	191,992	0	0	0	0	191,992
Other	89,433	405	80	89,918	5	0	2,136	2,141	92,059
Total credit card & other	278,135	2,273	1,502	281,910	5	0	2,136	2,141	284,051
Total loans, net of unearned	$15,880,438	$110,813	$51,776	$16,043,027	$125,115	$25,201	$203,784	$354,100	$16,397,127

  Total TRUPs includes LOCOM valuation allowance of $34.2 million.
  Includes restricted real estate loans and secured borrowings.

Troubled Debt Restructurings

As part of FHN's ongoing risk management practices, FHN attempts to work with borrowers when necessary to extend or modify loan terms to better align with their current ability to repay. Extensions and modifications to loans are made in accordance with internal policies and guidelines which conform to regulatory guidance. Each occurrence is unique to the borrower and is evaluated separately. FHN considers regulatory guidelines when restructuring loans to ensure that prudent lending practices are followed. As such, qualification criteria and payment terms consider the borrower's current and prospective ability to comply with the modified terms of the loan.

A modification is classified as a TDR if the borrower is experiencing financial difficulty and it is determined that FHN has granted a concession to the borrower. FHN may determine that a borrower is experiencing financial difficulty if the borrower is currently in default on any of its debt, or if it is probable that a borrower may default in the foreseeable future. Many aspects of a borrower's financial situation are assessed when determining whether they are experiencing financial difficulty, particularly as it relates to commercial borrowers due to the complex nature of loan structures, business/industry risk, and borrower/guarantor structures. Concessions could include reductions of interest rates, extension of the maturity date at a rate lower than current market rate for a new loan with similar risk, reduction of accrued interest, or principal forgiveness. When evaluating whether a concession has been granted, FHN also considers whether the borrower has provided additional collateral or guarantors and whether such additions adequately compensate FHN for the restructured terms. The assessments of whether a borrower is experiencing (or is likely to experience) financial difficulty and whether a concession has been granted is subjective in nature and management's judgment is required when determining whether a modification is classified as a TDR.

For all classes within the commercial portfolio segment, TDRs are typically modified through forbearance agreements (generally 3 to 6 months). Forbearance agreements could include reduced interest rates, reduced payments, release of guarantor, or entering into short sale agreements. FHN's proprietary modification programs for consumer loans are generally structured using parameters of U.S. government-sponsored programs such as Home Affordable Modification Programs (“HAMP”). Within the HELOC, R/E installment loans, and permanent mortgage classes of the consumer portfolio segment, TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 1 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt ratio. Contractual maturities may be extended to 40 years on permanent mortgages and to 30 years for consumer real estate loans. Within the credit card class of the consumer portfolio segment, TDRs are typically modified through either a short-term credit card hardship program or a longer-term credit card workout program. In the credit card hardship program, borrowers may be granted rate and payment reductions for 6 months to 1 year. In the credit card workout program, customers are granted a rate reduction to 0 percent and term extensions for up to 5 years to pay off the remaining balance.

In 2012, the OCC clarified that the discharge of personal liability through bankruptcy proceedings should be considered a concession. As a result, FHN classified all non-reaffirmed residential real estate loans after bankruptcy as nonaccruing TDRs in third quarter 2012.

On December 31, 2012 and 2011, FHN had $372.4 million and $284.2 million portfolio loans classified as TDRs, respectively. For TDRs in the loan portfolio, FHN had loan loss reserves of $58.9 million and $52.7 million, or 16 percent and 19 percent of TDR balances, as of December 31, 2012 and 2011, respectively. Additionally, FHN had restructured $178.2 million and $98.0 million of loans-held-for-sale as of December 31, 2012 and 2011, respectively. Loans held for sale are presented at UPB before fair value adjustments and do not carry reserves.

The following tables reflect portfolio loans that were classified as TDRs during the years ended December 31, 2012 and 2011:
	2012			2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
(Dollars in thousands)	Number	Recorded Investment	Recorded Investment	Number	Recorded Investment	Recorded Investment
Commercial (C&I):
General C&I	25	$24,451	$24,620	18	$15,960	$15,524
Total commercial (C&I)	25	24,451	24,620	18	15,960	15,524
Commercial real estate:
Income CRE	10	13,381	12,836	13	13,630	13,155
Residential CRE	2	88	87	6	2,257	2,735
Total commercial real estate	12	13,469	12,923	19	15,887	15,890
Consumer real estate:
HELOC	901	35,078	34,852	169	21,093	20,992
R/E installment loans	738	31,870	30,993	147	21,044	21,249
Total consumer real estate	1,639	66,948	65,845	316	42,137	42,241
Permanent mortgage	140	74,245	74,055	129	79,776	82,633
Credit card & other	201	1,121	1,081	102	451	590
Total troubled debt restructurings	2,017	$180,234	$178,524	584	$154,211	$156,878

The following table presents TDRs which re-defaulted during 2012 and 2011 and as to which the modification occurred 12 months or less prior to the re-default. Financing receivables that became classified as TDRs within the previous 12 months and for which there was a payment default during the period are calculated by first identifying TDRs that defaulted during the period and then determining whether they were modified within the 12 months prior to the default. For purposes of this disclosure, FHN defines payment default as generally 30 plus days past due.

	2012		2011
		Recorded		Recorded
(Dollars in thousands)	Number	Investment	Number	Investment
Commercial (C&I):
General C&I	38	$29,295	43	$31,663
Total commercial (C&I)	38	29,295	43	31,663
Commercial real estate:
Income CRE	23	20,172	24	26,563
Residential CRE	4	292	15	18,512
Total commercial real estate	27	20,464	39	45,075
Consumer real estate:
HELOC	34	3,722	35	6,041
R/E installment loans	36	3,619	26	2,421
Total consumer real estate	70	7,341	61	8,462
Permanent mortgage	15	6,014	37	37,976
Credit card & other	20	72	51	3,842
Total troubled debt restructurings	170	$63,186	231	$127,018

The determination of whether a TDR is placed on nonaccrual status generally follows the same internal policies and procedures as other portfolio loans. However, FHN will typically place a consumer real estate loan on nonaccrual status if it is 30 or more days delinquent upon modification into a TDR. For commercial loans, nonaccrual TDRs that are reasonably assured of repayment according to their modified terms may be returned to accrual status by FHN upon a detailed credit evaluation of the borrower's financial condition and prospects for repayment under the revised terms. For consumer loans, FHN's evaluation supporting the decision to return a modified loan to accrual status includes consideration of the borrower's sustained historical repayment performance for a reasonable period prior to the date on which the loan is returned to accrual status, which is generally a minimum of six months. For all discharged bankruptcies, loans must be placed on nonaccrual, regardless of delinquency status. FHN may also consider a borrower's sustained historical repayment performance for a reasonable time prior to the restructuring in assessing whether the borrower can meet the restructured terms, as it may indicate that the borrower is capable of servicing the level of debt under the modified terms. Otherwise, FHN will continue to classify restructured loans as nonaccrual. Consistent with regulatory guidance, upon sustained performance and classification as a TDR over FHN's year-end, the loan will be removed from TDR status as long as the modified terms were market-based at the time of modification.